Financial assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets
Total financial assets	R$ 1,317,218	R$ 684,226
Current assets	902,289	413,374
Non-current assets	2,073	0
Linx Pay Meios de Pagamentos Ltda.
Disclosure of financial assets
Total financial assets	9,007	364
Domestic currency
Disclosure of financial assets
Financial assets	900,328	413,374
Foreign currency
Disclosure of financial assets
Financial assets	4,034	0
Retail - Private Fixed-Income Credit Fund | Domestic currency
Disclosure of financial assets
Financial assets	R$ 774,257	396,389
Index	107.12%
Moving Tech Fixed-Income Fund | Domestic currency
Disclosure of financial assets
Financial assets	R$ 100,136	0
Index	96.93%
Options Fund | Domestic currency
Disclosure of financial assets
Financial assets	R$ 16,901	0
Index	103.75%
Fixed Income Fund | Domestic currency
Disclosure of financial assets
Financial assets	R$ 8,365	16,088
Index	103.75%
Other Investments | Domestic currency
Disclosure of financial assets
Financial assets	R$ 669	897
Index	100.00%
Time Deposits | Foreign currency
Disclosure of financial assets
Financial assets	R$ 4,034	0
Index	0.00%
Financial assets
Disclosure of financial assets
Total financial assets	R$ 904,362	R$ 413,374